Condensed Statements of Cash Flows Parent Company Only (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	¥ 803,048	¥ 498,484	¥ 875,412
Net cash provided by (used in) operating activities	1,205,926	5,951,308	(1,297,988)
Cash flows from investing activities:
Net change in loans	(2,800,196)	(2,313,291)	(2,501,863)
Purchases of premises and equipment	(419,912)	(456,980)	(161,359)
Net cash provided by (used in) investing activities	(5,673,888)	417,303	(6,321,832)
Cash flows from financing activities:
Net change in other short-term borrowings	(4,480,378)	(724,788)	(7,251,033)
Proceeds from issuance of long-term debt	6,537,703	1,999,764	1,602,983
Repayment of long-term debt	(2,196,492)	(1,097,627)	(1,488,151)
Proceeds from issuance of common stock	6
Purchases of treasury stock	(12)	(37,013)	(7)
Dividends paid	(176,186)	(152,163)	(152,514)
Net cash provided by (used in) financing activities	4,264,631	(5,972,005)	7,639,859
Net increase (decrease) in cash and due from banks	(168,573)	428,437	51,815
Cash and due from banks at beginning of fiscal year	1,696,879	1,268,442	1,216,627
Cash and due from banks at end of fiscal year	1,528,306	1,696,879	1,268,442
Parent Company
Cash flows from operating activities:
Net income	803,048	498,484	875,412
Adjustments and other	(460,230)	(222,940)	(685,149)
Net cash provided by (used in) operating activities	342,818	275,544	190,263
Cash flows from investing activities:
Net change in loans	(150,000)
Purchases of premises and equipment	(159,670)	(4,052)	(2,717)
Net change in other investing activities	3,294	6,683	4,287
Net cash provided by (used in) investing activities	(306,376)	2,631	1,570
Cash flows from financing activities:
Net change in other short-term borrowings	130,000	(90,000)	(40,000)
Proceeds from issuance of long-term debt	150,000
Repayment of long-term debt	(141,200)
Proceeds from issuance of common stock	6
Purchases of treasury stock	(12)	(37,013)	(7)
Dividends paid	(176,186)	(152,163)	(152,542)
Net change in other financing activities	1,006	968	749
Net cash provided by (used in) financing activities	(36,386)	(278,208)	(191,800)
Net increase (decrease) in cash and due from banks	56	(33)	33
Cash and due from banks at beginning of fiscal year	167	200	167
Cash and due from banks at end of fiscal year	¥ 223	¥ 167	¥ 200